Condensed Financial Information of Synovus Financial Corp. (Parent Company only) - Schedule of Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Net income	$ 791,980	$ 482,460	$ 543,705
Total other comprehensive income	342,504	146,308	325,044
Comprehensive income attributable to Synovus Financial Corp.	1,134,484	628,768	868,749
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income	791,980	482,460	543,705
Other comprehensive gain (loss) of bank subsidiary	342,504	146,308	325,044
Total other comprehensive income	342,504	146,308	325,044
Comprehensive income attributable to Synovus Financial Corp.	$ 1,134,484	$ 628,768	$ 868,749